Borrowings	12 Months Ended
Dec. 31, 2018
Loan And Borrowings Abstract
Borrowings
18	Borrowings

	2018	2017	2016
	£'000	£’000	£’000
Current
Bank loans	4	11	23
Finance lease	80	39	31
Government and research loans	284	311	484
Total	368	361	538

Non-current
Bank loans	-	5,207	-
Finance lease	170	29	52
Government and research loans	714	949	1,568
Total	884	6,185	1,620

Book values approximate to fair value at 31 December 2018, 2017 and 2016.

Obligations under finance leases are secured by a fixed charge over the fixed assets to which they relate.

Midcap Loan Facility

In December 2017, Midatech Pharma entered into a secured loan agreement with Midcap Financial Trust (MidCap). The total facility was for $15m to be drawn down in three separate tranches. Interest was charged on the outstanding balance of the loan at an annual rate of LIBOR plus 7.5% subject to a LIBOR floor of 1.25%. MidCap was granted 247,881 warrants to purchase shares which was equal to 2% of the amount funded divided by the Exercise Price of £0.42. The Exercise Price was calculated as the average closing price for the 30-day period prior to the date of grant. The loan was secured against the assets of the group.

The first tranche of $7m was drawn down on 28 December 2017 and is disclosed under bank loans. This loan was repaid on 31 October 2018.